Significant Accounting Policies (Details) - Schedule of changes to class A common stock	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Class A Common Stock Redemption Value [Member]
Schedule of changes to Class A common stock [Abstract]
Class A common stock subject to possible redemption as December 31, 2021	$ 174,225,000
Remeasurement adjustment of Class A common stock subject to possible redemption	3,353,871
Class A common stock subject to possible redemption as of December 31, 2022	177,578,871
Shares of Class A Common Stock Subject to Possible Redemption [Member]
Schedule of changes to Class A common stock [Abstract]
Class A common stock subject to possible redemption as December 31, 2021	17,250,000
Remeasurement adjustment of Class A common stock subject to possible redemption	17,250,000
Class A common stock subject to possible redemption as of December 31, 2022	$ 17,250,000
Redemption Value Per Share [Member]
Schedule of changes to Class A common stock [Abstract]
Class A common stock subject to possible redemption as December 31, 2021 (in Dollars per share) | $ / shares	$ 10.1
Remeasurement adjustment of Class A common stock subject to possible redemption (in Dollars per share) | $ / shares	0.19
Class A common stock subject to possible redemption as of December 31, 2022 (in Dollars per share) | $ / shares	$ 10.29